ACQUISITIONS (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended					1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 18, 2013 Hayes [Member]	Dec. 18, 2013 Hayes [Member] Issued at closing [Member]	Dec. 18, 2013 Hayes [Member] Not issued for one year [Member]	Dec. 18, 2013 Hayes [Member] Payable January 2015 [Member]	Dec. 18, 2013 Hayes [Member] Payable January 2016 [Member]	Apr. 30, 2013 RepliWeb [Member]	Sep. 19, 2011 RepliWeb [Member]
Business Acquisition [Line Items]
Cash paid for entity				$ 4,500
Number of shares issued for acquisition of entity				185,000	123,500	61,500
Fair value of shares issued for acquisition				1,547
Payment obligations	503	1,934
Pro-rata, percentage of applicable target				75.00%
Contingent payment consideration, fair value				3,251
Contingent purchase consideration	3,280
Acquisition related costs				505
Amortization of intangible assets related to acquisition	1,109	707
Total consideration				9,298						11,129
Contingent cash payment				4,200			2,100	2,100		2,000
Total assets acquired and liabilities assumed				733						2,267
Goodwill	17,748	13,094	13,011	4,547						6,941
Intangible assets				4,384						3,201
Deferred tax liability										1,280
Earn-out payment	$ 2,000								$ 2,000